SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule Of Property and Equipment, Annual Deprecation Rate [Table Text Block]	Annual rates of depreciation are as follows:
%

Computers and electronic equipment	15-33
(mainly 33)
Office furniture and equipment	6-7
Vehicles	15